LEASE	6 Months Ended
Jun. 30, 2025
LEASE
LEASE

NOTE 12 — LEASE

The Company’s leasing activities primarily consist of operating leases for offices. The Company adopted ASC 842 effective January 1, 2018. ASC 842 requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has applied practical expedient to not recognize short-term leases with lease terms of one year or less on the balance sheet.

As of December 31, 2024, and June 30, 2025, the Company recorded right-of-use assets of approximately $0.5 million and $0.3 million and lease liabilities of approximately $0.4 million and $0.2 million, respectively, for operating leases as a lessee. Supplemental cash flow information related to operating leases was as follows:

	For the six months ended June 30,
	2024	2025
Cash payments for operating leases	$318,622	$211,122
Right-of-use assets obtained in exchange for operating lease liabilities	—	—

Future lease payments under operating leases as of June 30, 2025 were as follows:

Operating
leases
2025	$57,456
2026	117,036
2027	29,998
Total future lease payments	$204,490
Less: imputed interest	(1,424)
Total lease liabilities	$203,066
Less: Long term portions	(84,459)
Lease liabilities – current portions	$118,607

The weighted-average remaining lease term was 2 years and 2 years as of December 31, 2024 and June 30, 2025, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2024 and June 30, 2025 was 5.78% and 5.94%, respectively.

Operating lease expenses for the six months ended June 30, 2024 and 2025 was $0.2 million and $0.2 million, respectively.

No lease contract was early terminated for the six months ended June 30, 2024 and 2025.